Cover Page	Nov. 14, 2024
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Curis, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30347
Entity Tax Identification Number	04-3505116
Entity Address, Address Line One	128 Spring Street
Entity Address, Address Line Two	Building C - Suite 500
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(617)
Local Phone Number	503-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	CRIS
Entity Emerging Growth Company	false
Entity Central Index Key	0001108205
Amendment Flag	false
Security Exchange Name	NASDAQ
Document Period End Date	Nov. 14, 2024
Entity Listings [Line Items]
Security Exchange Name	NASDAQ